Stock-Based Compensation - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended	0 Months Ended				0 Months Ended		12 Months Ended			0 Months Ended		12 Months Ended			0 Months Ended
	Apr. 01, 2014	Mar. 31, 2014	May 26, 2010 Stock Option [Member]	Aug. 31, 2005 Stock Option [Member]	Mar. 31, 2014 Stock Option [Member]	Jul. 14, 2005 Stock Option [Member]	May 26, 2010 Restricted Stock [Member]	Dec. 07, 2005 Restricted Stock [Member]	Mar. 31, 2014 Restricted Stock [Member]	Mar. 31, 2013 Restricted Stock [Member]	Mar. 31, 2012 Restricted Stock [Member]	May 26, 2010 Common Stock [Member]	Aug. 31, 2005 Common Stock [Member]	Mar. 31, 2014 Common Stock [Member]	Mar. 31, 2013 Common Stock [Member]	Mar. 31, 2012 Common Stock [Member]	Apr. 01, 2014 Subsequent Event [Member]	Jul. 14, 2005 Maximum [Member] Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion rate	0.9791																0.9791
Maximum grant shares						1,464,727												585,891
Future grants					6,624				579
Restricted stock shares awarded							34,269	573,000
Granted fair value per share							$ 9.03	$ 10.44				$ 9.03	$ 10.46
Description restricted stock shares award			Twenty percent of the shares awarded vest annually	Immediately upon grant, twenty percent of the options awarded were vested, with an additional twenty percent becoming vested annually thereafter.			Twenty percent of the shares awarded vest annually.	Twenty percent of the shares awarded were immediately vested, with an additional twenty percent becoming vested annually thereafter.
Expenses of stock awards									$ 61,000	$ 62,000	$ 62,000			$ 44,000	$ 76,000	$ 127,000
Recognized income tax benefits expenses									24,000	25,000	25,000			16,000	27,000	45,000
Fair value of stock awards vested									85,000	70,000	75,000
Non-vested shares outstanding									13,299					64,752
Non-vested shares outstanding, value									$ 70,000					$ 24,000
Weighted average period shares outstanding									1 year 2 months 12 days					1 year 2 months 12 days
Options expiration period														10 years
Portion of shares awards immediately vested		20.00%
Portion of shares awards vested annually		20.00%
Stock option shares awarded												161,429	1,452,505